SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF USEFUL LIVES OF TANGIBLE ASSETS

The useful lives of tangible fixed assets are as follows:

●	Buildings	33 to 50 years
●	Permanent installations	3 to 25 years
●	Machinery and equipment	3 to 14 years
●	Furniture, fixtures, equipment and vehicles	5 to 10 years
●	Leasehold improvements	Over the term of the lease

The useful lives of tangible fixed assets are as follows:

●	Buildings	33 to 50 years
●	Permanent installations	3 to 25 years
●	Machinery and equipment	3 to 14 years
●	Furniture, fixtures, equipment and vehicles	5 to 10 years
●	Leasehold improvements	Over the term of the lease

SCHEDULE OF EARNINGS (LOSS) PER SHARE

	Period ended 30-Sep-23	Fiscal Year Ended 30-Sep-22
Net income	$(19,506)	$(56,759)
Dividends
Adjusted Net income attribution to stockholders	$(19,506)	(56,759)

Weighted-average shares of common stock outstanding
Basic and Diluted	43,792,804	43,792,804
Net income per share
Basic and Diluted	$(0.0004)	$(0.0013)

	Fiscal Year Ended December 31, 2022	Fiscal Year Ended December 31, 2021
Net income	$(111,426)	$(76,777)
Dividends
Adjusted Net income attribution to stockholders	$(111,426)	$(76,777)

Weighted-average shares of common stock outstanding
Basic and Diluted	43,792,804	42,724,687
Net income per share
Basic and Diluted	$(0.0025)	$(0.0018)

SCHEDULE OF AFFILIATE RECEIVABLES AND PAYABLES
	September 30,	December 31,
	2023	2022
Due from Affiliates
Due to Affiliates
Due to Alpharidge Capital – advance used to acquire Investment Real Estate	208,346	237,903

Total	$208,346	$237,903

	December 31,	December 31,
	2022	2021
Due from Affiliates
Due to Affiliates
Due to Los Angeles Community Capital – advance used to acquire Investment Real Estate and Entrepreneurship Development		315,388
Due to Alpharidge Capital – advance used to acquire Investment Real Estate	237,903	414,000
Total	$237,903	$729,388